Income Tax (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Accruals for payment of interest and penalties	$ 7	$ 7
Deferred Tax Assets, Capital Loss Carryforwards	0	0
Operating Loss Carryforwards	0	0
Tax Credit Carryforward, Amount	$ 0	$ 0